Taxes - Schedule of Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Deferred tax assets
Net operating loss carry forwards	$ 6,206,074	$ 6,893,492
Provision for doubtful debts	2,024,125	1,996,852
Finance lease liabilities	143,356	334,895
Impairment on inventory	630,994	1,204,730
Impairment of intangible assets	440,182	458,576
Impairment of long-term investment	594,593	583,539
Deferred tax assets, gross	10,039,324	11,472,084
Less: valuation allowance	(9,722,654)	(10,693,306)
Total deferred tax assets, net	316,670	778,778
Deferred tax liabilities
Finance lease right-of-use assets	316,670	778,778
Assets acquired in the asset acquisition	192,918	189,551
Total deferred tax liabilities	509,588	968,329
Deferred tax assets, net
Deferred tax liabilities, net	$ 192,918	$ 189,551